Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Gain from the sale of discontinued operation	$ 788,015
Income Tax Expense (Benefit)	$ (458,047)	$ 0